INTANGIBLE ASSETS (Details - Intangible assets) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (2,507,576)	$ (2,357,392)
Intangible assets, net	$ 496,100	646,284
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Intangible asset, gross	$ 3,003,676	$ 3,003,676